Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Change in other assets	$ 6,069	$ (47,474)
Change in accrued interest	12,109	39,993
Change in accounts payable and accrued liabilities related to operations	101,978	(103,063)
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ 120,156	$ (110,544)